Nature of Operations and Organization - Additional Information (Detail)	May 03, 2016 shares
Class of Stock [Line Items]
Cancellation of common stock shares held	5,060,750
Series AB Preferred Stock
Class of Stock [Line Items]
Number of preferred stock converted to common, shares	0.02982